Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards during the nine months ended September 30, 2025:

Nine Months Ended
September 30, 2025
Expected term (in years)	6.1
Expected volatility	97.6%
Risk-free interest rate	4.1%
Dividend yield	0.0%

The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (in years)	5.8
Expected volatility	96.7%
Risk-free interest rate	4.2%
Dividend yield	0.0%

Schedule of stock option activity
The following table summarizes the stock option activity during the nine months ended September 30, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Granted	3,720,112	$8.61
Exercised	(811)	$6.16		5
Forfeited or expired	(707,957)	$6.16
Outstanding balance as of September 30, 2025	4,094,237	$8.39	9.5	$14,815
Exercisable as of September 30, 2025	268,315	$6.20	9.2	$1,528

The following table summarizes the stock option activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding balance as of September 19, 2024 (inception)	—	$—	—	$—
Granted	1,082,893	6.16
Exercised	—	—
Forfeited	—
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Vested and expected to vest, December 31, 2024	1,082,893	$6.16	9.9	$—
Exercisable as of December 31, 2024	190,978	$6.16	9.9	$—

Schedule of RSU and RSA activity
The following table summarizes the RSU activity during the nine months ended September 30, 2025:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	—	$—
Granted	438,386	6.16
Vested	—	—
Forfeited	—	—
Unvested balance as of September 30, 2025	438,386	$6.16
The following table summarizes the RSA activity during the nine months ended September 30, 2025:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	246,753	$1.38
Granted	20,164	9.55
Vested	(24,781)	3.05
Forfeited	(148,053)	1.38
Unvested balance as of September 30, 2025	94,083	$2.70

The following table summarizes the RSA activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of September 19, 2024 (inception)	—	$—
Granted	296,104	1.38
Vested	(49,351)	1.38
Forfeited	—	—
Unvested balance as of December 31, 2024	246,753	$1.38

Schedule of fair value of warrants
The following table summarizes the assumptions used in calculating the fair value of the warrants:

As of
September 30, 2025
Expected term (in years)	10.0
Expected volatility	99.8%
Risk-free interest rate	4.2%
Dividend yield	0.0%

The following table summarizes the assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (years)	10.0
Expected volatility	96.3%
Risk-free interest rate	4.6%
Dividend yield	—

Schedule of share-based compensation expense
The following table summarizes the classification of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
General and administrative	$1,172	$5,250	$—
Research and development	813	3,305	69
Total share-based compensation expense	$1,985	$8,555	$69
The following table summarizes the award types of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Stock options	$1,789	$5,924	$—
RSAs	35	238	69
RSUs	170	366	—
Parascent warrant obligation	(9)	2,027	—
Total share-based compensation expense	$1,985	$8,555	$69

The following table summarizes the classification of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
General and administrative	$1,073
Research and development	61
$1,134
The following table summarizes the award types of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
Stock options	$983
RSA	90
Parascent warrant obligation	61
$1,134